Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document and Entity Information
Entity Registrant Name	DRAGONWAVE INC
Entity Central Index Key	0001178946
Document Type	40-F
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY